Initial Public Offering (Details) - Blue Water Acquisition Corp [Member] - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Dec. 17, 2020	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Gross proceeds of initial public offering	$ 5,750,000		$ 57,500,000
Price per unit (in Dollars per share)			$ 1.00
Offering costs	3,700,000
Deferred underwriting commissions	2,000,000.0
Common stock, description		Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment (see Note 6).	Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds of initial public offering	$ 57,500,000
Number of units issued in transaction (in Shares)	750,000
Price per unit (in Dollars per share)	$ 10.00
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds of initial public offering	$ 57,500,000